Summarize the Company's Quarterly Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Data [Line Items]
Total interest income	$ 4,065	$ 4,118	$ 4,040	$ 3,859	$ 4,011	$ 4,135	$ 4,134	$ 4,097
Total interest expense	542	578	582	581	606	615	620	626	$ 2,283	$ 2,467
Net interest income	3,523	3,540	3,458	3,278	3,405	3,520	3,514	3,471	13,799	13,910
Provision for loan losses	166	126	145	116	231	225	216	216	553	888
Other income	938	987	935	992	926	975	959	838	397	414
Gain on sale of securities - net					0	0	0	0
General, administrative and other expense	3,062	3,182	3,112	3,184	3,105	3,256	3,299	3,486
Income before income taxes	1,233	1,219	1,136	970	995	1,014	958	607	4,558	3,574
Federal income taxes	367	360	331	276	263	296	242	122	1,334	923
Net income	$ 866	$ 859	$ 805	$ 694	$ 732	$ 718	$ 716	$ 485	$ 3,224	$ 2,651
Earnings per share
Basic	$ 0.18	$ 0.17	$ 0.16	$ 0.14	$ 0.16	$ 0.14	$ 0.14	$ 0.10	$ 0.65	$ 0.54
Diluted	$ 0.17	$ 0.17	$ 0.16	$ 0.14	$ 0.15	$ 0.14	$ 0.14	$ 0.10	$ 0.64	$ 0.53